PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

        The cost and accumulated depreciation of property, plant and equipment were as follows (dollars in millions):

	December 31,
	2015	2014
Land	$208	$227
Buildings	793	799
Plant and equipment	7,009	6,918
Construction in progress	935	869

Total	8,945	8,813
Less accumulated depreciation	(4,535)	(4,438)

Net	$4,410	$4,375

        Depreciation expense for 2015, 2014 and 2013 was $365 million, $398 million and $391 million, respectively, of which nil, nil and $2 million was related to discontinued operations in 2015, 2014 and 2013, respectively.